Private Placement (Details) - Private Placement Warrants [Member] - Private Placement [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Line Items]
Aggregate shares	8,250,000	8,250,000
Price per share	$ 1	$ 1
Aggregate amount	$ 8,250,000	$ 8,250,000
Warrant exercisable purchase share	1	1
Exercise price per share	$ 11.5	$ 11.5